Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On-balance sheet
Cash and balances at central banks	£ 155,902	£ 125,940	£ 136,359
Cash collateral and settlement balance assets	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Assets	1,059,731	876,672	£ 877,700
Off-balance sheet
Total	1,270,491	1,098,437
Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balance assets	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	127,664	113,337
Financial assets at fair value through the income statement	171,761	129,470
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,902	45,406
Other assets	614	614
Assets	1,059,731	876,672
Off-balance sheet
Contingent liabilities	20,932	23,777
Total off-balance sheet	285,954	293,804
Credit risk [member]
On-balance sheet
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balance assets	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	64,544	57,258
Financial assets at fair value through the income statement	168,019	122,922
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,901	45,405
Other assets	614	614
Assets	984,537	804,633
Off-balance sheet
Contingent liabilities	20,932	23,777
Loan commitments	265,022	270,027
Total off-balance sheet	285,954	293,804
Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	155,902	125,940
Cash collateral and settlement balance assets	97,616	79,486
Loans and advances at amortised cost	134,267	141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Trading portfolio assets	64,544	57,258
Financial assets at fair value through the income statement	168,019	122,922
Derivative financial instruments	302,693	229,641
Financial assets at fair value through other comprehensive income	51,901	45,405
Other assets	614	614
Assets	984,537	804,633
Off-balance sheet
Contingent liabilities	20,932	23,777
Loan commitments	265,022	270,027
Total off-balance sheet	285,954	293,804
Total	1,270,491	1,098,437
Banks [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	3	4
Cash collateral and settlement balance assets	17,961	16,638
Loans and advances at amortised cost	8,649	9,185
Reverse repurchase agreements and other similar secured lending	656	1,172
Trading portfolio assets	2,752	2,806
Financial assets at fair value through the income statement	22,766	11,694
Derivative financial instruments	155,986	125,612
Financial assets at fair value through other comprehensive income	13,003	13,158
Other assets	303	180
Assets	222,079	180,449
Off-balance sheet
Contingent liabilities	1,150	1,250
Loan commitments	1,773	1,861
Total off-balance sheet	2,923	3,111
Total	225,002	183,560
Other financial institutions [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	66,696	54,582
Loans and advances at amortised cost	24,766	20,230
Reverse repurchase agreements and other similar secured lending	7,964	486
Trading portfolio assets	11,464	9,050
Financial assets at fair value through the income statement	131,929	97,824
Derivative financial instruments	116,421	83,286
Financial assets at fair value through other comprehensive income	4,258	2,938
Other assets	193	312
Assets	363,691	268,708
Off-balance sheet
Contingent liabilities	5,501	8,043
Loan commitments	51,900	47,619
Total off-balance sheet	57,401	55,662
Total	421,092	324,370
Manufacturing [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	375	516
Loans and advances at amortised cost	7,122	7,940
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,104	2,787
Financial assets at fair value through the income statement	603	620
Derivative financial instruments	4,126	2,049
Financial assets at fair value through other comprehensive income	1	0
Other assets	5	1
Assets	16,336	13,913
Off-balance sheet
Contingent liabilities	3,187	3,549
Loan commitments	39,447	42,001
Total off-balance sheet	42,634	45,550
Total	58,970	59,463
Construction and Property [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	35	64
Loans and advances at amortised cost	12,889	13,610
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	516	1,053
Financial assets at fair value through the income statement	2,481	3,609
Derivative financial instruments	2,725	2,273
Financial assets at fair value through other comprehensive income	333	208
Other assets	3	0
Assets	18,982	20,817
Off-balance sheet
Contingent liabilities	1,260	703
Loan commitments	12,843	13,358
Total off-balance sheet	14,103	14,061
Total	33,085	34,878
Government and central bank [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	155,899	125,936
Cash collateral and settlement balance assets	10,828	6,122
Loans and advances at amortised cost	13,759	11,402
Reverse repurchase agreements and other similar secured lending	361	73
Trading portfolio assets	35,607	32,298
Financial assets at fair value through the income statement	5,519	5,340
Derivative financial instruments	11,649	7,811
Financial assets at fair value through other comprehensive income	33,774	28,489
Other assets	1	2
Assets	267,397	217,473
Off-balance sheet
Contingent liabilities	1,028	1,231
Loan commitments	1,398	1,703
Total off-balance sheet	2,426	2,934
Total	269,823	220,407
Energy and water [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	871	536
Loans and advances at amortised cost	4,554	5,278
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	3,052	2,996
Financial assets at fair value through the income statement	13	37
Derivative financial instruments	3,288	3,077
Financial assets at fair value through other comprehensive income	0	0
Other assets	10	7
Assets	11,788	11,931
Off-balance sheet
Contingent liabilities	3,223	3,318
Loan commitments	25,766	29,865
Total off-balance sheet	28,989	33,183
Total	40,777	45,114
Wholesale and retail distribution and leisure [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	30	51
Loans and advances at amortised cost	7,814	8,226
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,883	842
Financial assets at fair value through the income statement	64	0
Derivative financial instruments	1,235	562
Financial assets at fair value through other comprehensive income	0	0
Other assets	1	0
Assets	11,027	9,681
Off-balance sheet
Contingent liabilities	978	1,072
Loan commitments	16,626	14,320
Total off-balance sheet	17,604	15,392
Total	28,631	25,073
Business and other services [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	576	642
Loans and advances at amortised cost	13,528	14,588
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,625	3,158
Financial assets at fair value through the income statement	3,479	3,318
Derivative financial instruments	2,496	1,635
Financial assets at fair value through other comprehensive income	527	415
Other assets	95	104
Assets	23,326	23,860
Off-balance sheet
Contingent liabilities	2,283	2,831
Loan commitments	24,001	22,491
Total off-balance sheet	26,284	25,322
Total	49,610	49,182
Home loans [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	11,193	10,986
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	971	358
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Assets	12,164	11,344
Off-balance sheet
Contingent liabilities	0	0
Loan commitments	134	49
Total off-balance sheet	134	49
Total	12,298	11,393
Cards, unsecured loans and other personal lending [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	23,955	33,560
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	2
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	2
Assets	23,955	33,564
Off-balance sheet
Contingent liabilities	155	109
Loan commitments	69,646	73,573
Total off-balance sheet	69,801	73,682
Total	93,756	107,246
Other [member] | Credit risk [member] | Barclays Bank Group [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	244	335
Loans and advances at amortised cost	6,038	6,631
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,541	2,268
Financial assets at fair value through the income statement	194	122
Derivative financial instruments	4,767	3,334
Financial assets at fair value through other comprehensive income	5	197
Other assets	3	6
Assets	13,792	12,893
Off-balance sheet
Contingent liabilities	2,167	1,671
Loan commitments	21,488	23,187
Total off-balance sheet	23,655	24,858
Total	£ 37,447	£ 37,751